PROPERTY, PLANT AND EQUIPMENT - Cost, accumulated amortisation and carrying value (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	R 54,558.2	R 51,444.6
Derecognition of property, plant and equipment	(2,409.9)
Transfers to right of use assets	(43.6)
Balance at end of the year	57,480.2	54,558.2	R 51,444.6
Non-cash additions, capitalised amortisation and depreciation	85.5	26.8	41.8
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	99,994.6	101,720.7	67,689.8
Additions	7,803.0	7,107.5	6,140.6
Change in estimates of rehabilitation assets	101.0	618.8	(187.8)
Disposals	(281.8)	(171.2)	(142.3)
Derecognition of property, plant and equipment		(14,416.4)
Transfers to right of use assets	(18.8)
Assets acquired on acquisition of subsidiaries	3,158.6	1,443.2	29,948.6
Assets derecognised on loss of control of subsidiary	(62.7)	(1,322.3)
Foreign currency translation	(998.9)	5,014.3	(1,728.2)
Balance at end of the year	107,285.1	99,994.6	101,720.7
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(45,436.4)	(50,276.1)	(40,449.1)
Amortisation and depreciation	7,102.4	6,640.6	5,741.6
Impairment	5.1	2,603.3	4,303.4
Disposals	257.4	77.2	111.7
Derecognition of property, plant and equipment	2,409.9	14,416.4
Transfers to right of use assets	(15.5)
Depreciation reclassified to inventory	(111.4)
Assets derecognised on loss of control of subsidiary		10.9
Foreign currency translation	167.6	(420.9)	106.3
Balance at end of the year	(49,804.9)	(45,436.4)	(50,276.1)
Mine development, infrastructure and other
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	34,235.0	32,220.3
Derecognition of property, plant and equipment	(695.0)
Transfers between classes of property, plant and equipment	(94.9)
Balance at end of the year	38,169.1	34,235.0	32,220.3
Mine development, infrastructure and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	72,811.2	76,529.2	59,904.4
Additions	7,790.9	7,034.6	5,979.1
Change in estimates of rehabilitation assets	(99.4)
Disposals	(281.2)	(168.1)	(134.1)
Derecognition of property, plant and equipment		(14,287.7)
Transfers between classes of property, plant and equipment		192.8
Transfers to right of use assets	(18.8)
Assets acquired on acquisition of subsidiaries	3,152.1	1,325.0	11,513.6
Assets derecognised on loss of control of subsidiary		(12.5)
Foreign currency translation	(518.3)	2,197.9	(733.8)
Balance at end of the year	82,046.6	72,811.2	76,529.2
Mine development, infrastructure and other | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(38,576.2)	(44,308.9)	(38,341.9)
Amortisation and depreciation	6,275.2	5,900.8	5,067.6
Impairment		2,461.5	1,504.6
Disposals	257.4	75.9	534.2
Derecognition of property, plant and equipment	695.0	14,287.7
Transfers to right of use assets	(15.5)
Depreciation reclassified to inventory	(111.4)
Assets derecognised on loss of control of subsidiary		10.9
Foreign currency translation	117.4	(279.5)	71.0
Balance at end of the year	(43,877.5)	(38,576.2)	(44,308.9)
Land, mineral rights and rehabilitation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	19,818.9	17,336.9
Derecognition of property, plant and equipment	(1,714.9)
Transfers between classes of property, plant and equipment	94.9
Balance at end of the year	18,906.9	19,818.9	17,336.9
Land, mineral rights and rehabilitation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	25,095.3	21,807.9	5,714.4
Additions	0.4		95.3
Contra-additions		(0.5)
Change in estimates of rehabilitation assets	200.4	618.8	(187.8)
Disposals	(0.6)	(3.1)	(7.9)
Derecognition of property, plant and equipment		(128.7)
Transfers between classes of property, plant and equipment		134.5
Assets acquired on acquisition of subsidiaries	6.5	50.0	17,115.2
Foreign currency translation	(472.5)	2,616.4	(921.3)
Balance at end of the year	23,209.5	25,095.3	21,807.9
Land, mineral rights and rehabilitation | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(5,276.4)	(4,471.0)	(2,107.2)
Amortisation and depreciation	788.2	739.8	674.0
Impairment		70.8	1,300.3
Disposals		1.3
Contra-disposals			422.5
Derecognition of property, plant and equipment	1,714.9	128.7
Foreign currency translation	47.1	(124.8)	33.0
Balance at end of the year	(4,302.6)	(5,276.4)	(4,471.0)
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	504.3	1,887.4
Balance at end of the year	404.2	504.3	1,887.4
Exploration and evaluation assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	2,088.1	3,383.6	2,071.0
Additions	11.7	73.4	66.2
Disposals			(0.3)
Transfers between classes of property, plant and equipment		(327.3)
Assets acquired on acquisition of subsidiaries		68.2	1,319.8
Assets derecognised on loss of control of subsidiary	(62.7)	(1,309.8)
Foreign currency translation	(8.1)	200.0	(73.1)
Balance at end of the year	2,029.0	2,088.1	3,383.6
Exploration and evaluation assets | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year	(1,583.8)	(1,496.2)
Amortisation and depreciation	39.0
Impairment	5.1	71.0	1,498.5
Foreign currency translation	3.1	(16.6)	2.3
Balance at end of the year	R (1,624.8)	R (1,583.8)	R (1,496.2)